CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 0	$ 0
Total assets	0	0
Current Liabilities:
Total liabilities	0	0
Stockholder's Equity:
Receivable from Holdings LLC	(10)	(10)
Common stock, $0.01 par value per share, 1,000 shares authorized, issued and outstanding	10	10
Total stockholder's equity	0	0
Total liabilities, mezzanine equity, and equity	0	0
Athena Technology Solutions Holdings, LLC
Current Assets:
Cash and cash equivalents	27,449	27,908	$ 45,603
Accounts receivable, net	85,821	55,215	24,026
Contract assets	120,701	79,680	17,842
Inventories	6,101	4,134	9,015
Prepaid expenses and other current assets	26,559	23,479	3,890
Total current assets	266,631	190,416	100,376
Goodwill	292,328	292,328	292,328
Customer relationships, net	106,231	110,250	126,552
Other intangible assets, net	1,761	1,864	1,316
Property and equipment, net	20,038	19,586	21,125
Operating lease right-of-use assets	7,322	7,697	9,871
Other assets	1,564	478	489
Asset held for sale	4,376	4,376	4,574
Total assets	700,251	626,995	556,631
Current Liabilities:
Accounts payable	46,747	23,700	7,562
Accrued expenses and other current liabilities	25,098	21,760	12,757
Deferred revenue	21,190	10,942	3,162
Contingent consideration		0	10,243
Current portion of long-term debt	2,720	2,720	2,720
Operating lease liabilities	3,493	3,426	3,120
Total current liabilities	99,248	62,548	39,564
Contingent consideration, net of current portion		0	87,907
Long-term debt, net of current portion	255,164	255,780	257,697
Operating lease liabilities, net of current portion	4,241	4,700	7,189
Series A preferred units derivative liability	25,541	19,999	0
Total liabilities	384,194	343,027	392,357
Commitments and contingencies (Note 11)
Mezzanine Equity:
Series A preferred units, no par value, 120,000 units authorized, 115,342 and 100,000 units issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	93,908	80,371	0
Equity:
Class A units, no par value; 88,532,824 units authorized, 88,432,824 and 88,532,824 units issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	217,571	199,016	159,529
Total members' equity	217,571	199,016	159,529
Noncontrolling interest	4,578	4,581	4,745
Total equity	222,149	203,597	164,274
Stockholder's Equity:
Total liabilities, mezzanine equity, and equity	$ 700,251	$ 626,995	$ 556,631